Assets Held-for-Sale (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about assets held for sale [Abstract]
Schedule of Assets Not Disposed Of	The assets has not been disposed as of the end of the reporting period.

(In millions of Korean won)	Amount
Machinery and equipment	₩	1,890
Other Intangible assets	926
Others	1,500
Total	₩	4,316